OAK HALL`r' EQUITY FUND
--------------------------------------------------------------------------------
2 Portland Square, Portland, ME 04101

Shareholder Inquiries:
    Forum Financial Corp.                         [OAK HALL`r' EQUITY FUND LOGO]
    P.O. Box 446, Portland, Maine 04112
    207-879-0001
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT                                             February 20, 1996
--------------------------------------------------------------------------------

Dear Shareholder:

For the 1995 calendar year, Oak Hall'r' Equity Fund rose 9.3% in value. The Fund trailed the market averages for the past calendar year primarily because of our concentration in precious metals and energy. This strategy began to pay off in the latter part of the year, however. For the six month period ending December 31, 1995, Oak Hall'r' Equity Fund had a total return of 10.41%. This represents a total return of 21.72% on an annualized basis.

I am happy to say that we are off to an excellent start in 1996, with a return of 8.9% since the beginning of the year. The gold and energy groups in which we have concentrated are outperforming such market indices as the S&P 500 and the Dow Jones Industrial Average.

Our investment thesis on gold has been validated (finally) with gold trading comfortably above $400/oz. While corrections from this level are always possible, we believe that the strong fundamentals point to higher prices ahead. The enclosed note on gold explains these fundamentals in detail. Among the more important considerations are declining interest rates in the US, Japan and Germany which make gold a more attractive investment, and the continuing strong supply and demand fundamentals -- demand exceeds mining supply by anywhere from 1/3 to 1/2. In other words, the market has become hooked on supply from such unpredictable or unsustainable sources as central bank and producer forward selling. When these dry up as they inevitably must, gold prices will rise sharply.

Oil and gas, another disappointing performer in 1995, has come to life in the early days of 1996. Very strong commodity fundamentals resulted in a sharp increase in natural gas prices over the last 30 days. We do not see a repeat of the depressed prices that prevailed in 1995. Consolidation among the drilling and service companies means shrinking capacity to explore for new reserves just as industry exploration expenditures are rising strongly.

Our contrarian investment approach is to invest in out of favor securities or sectors before most others see the same attraction as we do. We believe that on a risk adjusted basis, our returns will prove to be satisfactory over time. Since its inception on July 13, 1992, the Fund has generated a respectable average annual total return of 11.9%.

We appreciate your support and look forward to a prosperous 1996.

Sincerely,

John C. Hathaway
President and Chief Investment Officer
Oak Hall'r' Capital Advisors, L.P.

Past Performance is no guarantee of future results. The Fund's annualized total return assumes reinvestment of all dividend and capital gain distributions. During this period some of the Fund's fees were waived or expenses reimbursed otherwise total return would have been lower. Investment return and principal value will fluctuate so that, when redeemed, and investor's shares may be worth more or less than their original cost. Forum Financial Services, Inc., Distributor.

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OAK HALL'r' EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITY
  SHARES                 DESCRIPTION                VALUE
-----------   ---------------------------------  -----------
COMMON STOCK (91.9%)
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLIES, & MOBILE
  HOME DEALERS (0.1%)
       700    Waban, Inc.*.....................  $    13,125
                                                 -----------
BUSINESS SERVICES (6.4%)
     8,200    MacNeal-Schwendler Corporation...      131,200
    15,800    Metromedia International Group,
                Inc.*..........................      221,200
    16,700    Primark Corporation*.............      501,000
                                                 -----------
                                                     853,400
                                                 -----------
COAL MINING (3.0%)
    27,200    Addington Resources, Inc.*.......      397,800
                                                 -----------
ELECTRIC, GAS, & SANITARY SERVICES (1.0%)
     5,200    Petroleum Geo-Services A/S,
                ADR*...........................      130,000
                                                 -----------
ELECTRONIC & ELECTRICAL EQUIPMENT (1.5%)
    10,000    Blonder Tongue Laboratories*.....       97,500
    37,000    Quality Dino Entertainment,
                Ltd*...........................      106,375
                                                 -----------
                                                     203,875
                                                 -----------
FABRICATED METAL PRODUCTS (7.0%)
     9,400    Alliant Techsystems, Inc.*.......      475,875
    17,600    Newell Company...................      455,400
                                                 -----------
                                                     931,275
                                                 -----------
FOOD & KINDRED PRODUCTS (1.9%)
   100,000    EPL Technologies, Inc.*`D'.......      258,346
                                                 -----------
FOREIGN DEPOSITORY INSTITUTIONS (2.9%)
        46    Bank Fuer International
                Zahlungsausgleich, Registered
                Shares.........................      387,780
                                                 -----------
FURNITURE & FIXTURES (1.8%)
     7,800    Herman Miller, Inc...............      234,000
                                                 -----------

                          SECURITY
  SHARES                 DESCRIPTION                VALUE
-----------   ---------------------------------  -----------
HEALTH CARE (0.4%)
     2,800    Mariner Health Group, Inc.*......  $    46,900
                                                 -----------
HOLDING & OTHER INVESTMENT OFFICES (4.4%)
    17,900    Allied Capital Commercial
                Corporation....................      353,525
    34,800    Noel Group, Inc.*................      226,200
         5    Presidio Capital Corporation.....          187
                                                 -----------
                                                     579,912
                                                 -----------
INDUSTRIAL & COMMERCIAL MACHINERY (2.1%)
    17,000    Wang Laboratories, Inc.*.........      282,625
                                                 -----------
INSURANCE AGENTS, BROKERS, & SERVICES (0.1%)
       300    E.W. Blanch Holdings, Inc........        7,012
                                                 -----------
INSURANCE CARRIERS (1.0%)
     6,100    U.S. Facilites Corporation.......      130,387
                                                 -----------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (1.5%)
     6,500    Champion Enterprises, Inc........      200,687
     2,575    Ehlco Liquidating Trust*.........          386
                                                 -----------
                                                     201,073
                                                 -----------
METAL MINING (16.3%)
    59,000    Agnico-Eagle Mines, Ltd..........      744,875
   148,100    Dayton Mining Corporation*.......      592,400
     3,900    Firstmiss Gold, Inc.*............       86,775
       185    Freeport McMoran Copper & Gold,
                Inc............................        5,180
    18,115    Homestake Mining Company.........      283,046
    21,600    Pegasus Gold, Inc.*..............      299,700
    12,000    Santa Fe Pacific Gold
                Corporation....................      145,500
                                                 -----------
                                                   2,157,476
                                                 -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES (1.9%)
    15,700    WMS Industries, Inc.*............      257,087
                                                 -----------
MISCELLANEOUS RETAIL (1.7%)
    71,500    Ongard Systems, Inc.*`D'.........      230,365
                                                 -----------

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SEE NOTES TO FINANCIAL STATEMENTS                       STONE BRIDGE FUNDS, INC.
                                       2

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OAK HALL'r' EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITY
  SHARES                 DESCRIPTION                VALUE
-----------   ---------------------------------  -----------
OIL & GAS EXTRACTION (13.1%)
    99,172    Forest Oil Corporation...........  $   278,923
    37,215    Global Natural Resources,
                Inc.*..........................      390,758
     9,500    Louisiana Land & Exploration
                Company........................      407,313
    60,100    Miramar Mining Corporation*......      292,988
    50,000    Southern Pacific Petroleum,
                ADR*...........................       73,435
    21,300    Texas Meridian Resources
                Corporation*...................      290,213
                                                 -----------
                                                   1,733,630
                                                 -----------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES (1.5%)
     5,100    Reynolds & Reynolds..............      198,263
                                                 -----------
SAVINGS INSTITUTION, FEDERALLY CHARTERED (3.6%)
    13,400    Dime Bancorp, Inc.*..............      155,775
    18,700    Glendale Federal Bank, FSB*......      327,250
                                                 -----------
                                                     483,025
                                                 -----------
TRANSPORTATION EQUIPMENT (0.8%)
     1,800    General Dynamics Corporation.....      106,425
                                                 -----------
WATER TRANSPORTATION (2.7%)
    11,200    Tidewater, Inc...................      352,800
                                                 -----------
                          SECURITY
  SHARES                 DESCRIPTION                VALUE
-----------   ---------------------------------  -----------
WHOLESALE TRADE-DURABLE GOODS (10.9%)
   262,340    Cedar Group, Inc.*...............  $ 1,442,870
                                                 -----------
WHOLESALE TRADE-NONDURABLE GOODS (4.3%)
    11,150    McKesson Corporation.............      564,470
                                                 -----------
TOTAL COMMON STOCK (COST $10,710,435)..........  $12,183,921
                                                 -----------
WARRANTS (0.0%)
METAL MINING (0.0%)
    43,750    Carson Gold Corporation*`D'......          160
                                                 -----------
TOTAL WARRANTS (COST $0).......................  $       160
                                                 -----------
SHORT-TERM HOLDINGS (8.1%)
   633,215    1784 U.S. Treasury Money Market
                Fund...........................      633,215
   442,585    Forum Daily Assets Treasury
                Fund...........................      442,585
                                                 -----------
TOTAL SHORT-TERM HOLDINGS (COST $1,075,800)....  $ 1,075,800
                                                 -----------
TOTAL INVESTMENTS (100.0%) (COST
  $11,786,235).................................  $13,259,881
                                                 -----------

* Non-income producing securities

`D' Restricted securities

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SEE NOTES TO FINANCIAL STATEMENTS                       STONE BRIDGE FUNDS, INC.

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OAK HALL'r' EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (cost $11,786,235)........................................................        $13,259,881
     Interest, dividends and other receivables.......................................................            934,689
     Organization costs..............................................................................             16,732
                                                                                                             -----------
Total assets.........................................................................................         14,211,302
                                                                                                             -----------
LIABILITIES:
     Payable for securities purchased................................................................            263,235
     Payable for shares redeemed.....................................................................            113,970
     Accrued advisory fees...........................................................................              8,916
     Accrued management fees.........................................................................              3,081
     Accrued fees and other expenses.................................................................             70,899
                                                                                                             -----------
Total liabilities....................................................................................            460,101
                                                                                                             -----------
NET ASSETS...........................................................................................        $13,751,201
                                                                                                             -----------
                                                                                                             -----------
COMPONENTS OF NET ASSETS:
     Capital paid in.................................................................................        $16,579,345
     Net investment loss.............................................................................            (79,827)
     Net unrealized appreciation.....................................................................          1,473,646
     Accumulated net realized losses.................................................................         (4,221,963)
                                                                                                             -----------
NET ASSETS...........................................................................................        $13,751,201
                                                                                                             -----------
                                                                                                             -----------
SHARES OUTSTANDING...................................................................................          1,099,579
                                                                                                             -----------
                                                                                                             -----------
NET ASSET VALUE PER SHARE............................................................................        $     12.51
                                                                                                             -----------
                                                                                                             -----------

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SEE NOTES TO FINANCIAL STATEMENTS                       STONE BRIDGE FUNDS, INC.
                                       4

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OAK HALL'r' EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividend.........................................................................................        $   61,213
     Interest.........................................................................................            20,045
                                                                                                              ----------
Total income..........................................................................................            81,258
                                                                                                              ----------
EXPENSES:
     Advisory.........................................................................................            60,321
     Administration...................................................................................            20,107
     Distribution.....................................................................................               414
     Transfer agency..................................................................................            13,941
     Custodian........................................................................................             6,642
     Accounting.......................................................................................            19,000
     Professional fees................................................................................            12,500
     Directors........................................................................................             2,336
     Directors' and officers' insurance...............................................................            16,819
     Legal............................................................................................            10,428
     Amortization of organization costs...............................................................             5,577
     Filing...........................................................................................             9,813
     Other............................................................................................             3,302
                                                                                                              ----------
Total expenses........................................................................................           181,200
     Advisory fees waived.............................................................................           (20,115)
                                                                                                              ----------
Net expenses..........................................................................................           161,085
NET INVESTMENT LOSS...................................................................................           (79,827)
                                                                                                              ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investment transactions.....................................................           461,913
     Net change in unrealized appreciation on investments.............................................         1,249,651
                                                                                                              ----------
NET GAIN ON INVESTMENTS...............................................................................         1,711,564
                                                                                                              ----------
INCREASE IN NET ASSETS FROM OPERATIONS................................................................        $1,631,737
                                                                                                              ----------
                                                                                                              ----------

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SEE NOTES TO FINANCIAL STATEMENTS                       STONE BRIDGE FUNDS, INC.
                                       5

--------------------------------------------------------------------------------
OAK HALL'r' EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
AND FOR THE YEAR ENDED JUNE 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                           AMOUNT              SHARES
                                                                                         -----------         ----------
NET ASSETS -- June 30, 1994......................................................        $35,469,525
OPERATIONS:
     Net investment loss.........................................................            (59,338)
     Net realized gain on investments and written option transactions............         (4,889,942)
     Net change in unrealized depreciation of investments, written option
       transactions, and short sale..............................................          4,364,265
                                                                                         -----------
                                                                                            (585,015)
                                                                                         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
     Net realized capital gain...................................................         (1,944,286)
                                                                                         -----------

CAPITAL SHARE TRANSACTIONS:
     Sale of shares..............................................................          1,314,380            106,848
     Reinvested dividends........................................................          1,917,656            168,511
                                                                                         -----------         ----------
                                                                                           3,232,036            275,359
     Shares repurchased..........................................................        (19,773,107)        (1,655,543)
                                                                                         -----------         ----------
                                                                                         (16,541,071)        (1,380,184)
                                                                                         -----------         ----------
                                                                                                             ----------
NET ASSETS -- June 30, 1995......................................................        $16,399,153
                                                                                         -----------
OPERATIONS:
     Net investment loss.........................................................            (79,827)
     Net realized gain on investment transactions................................            461,913
     Net change in unrealized depreciation of investments........................          1,249,651
                                                                                         -----------
                                                                                           1,631,737
                                                                                         -----------
CAPITAL SHARE TRANSACTIONS:
     Sale of shares..............................................................          2,258,979            178,959
     Shares repurchased..........................................................         (6,538,668)          (526,576)
                                                                                         -----------         ----------
                                                                                          (4,279,689)          (347,617)
                                                                                         -----------         ----------
NET ASSETS -- December 31, 1995..................................................        $13,751,201
                                                                                         -----------
                                                                                         -----------

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SEE NOTES TO FINANCIAL STATEMENTS                       STONE BRIDGE FUNDS, INC.

--------------------------------------------------------------------------------
OAK HALL'r' EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Bridge Funds, Inc. (the 'Company') is registered as an open-end management investment company. The Company consists of two active investment portfolios. Included in this report is Oak Hall'r' Equity Fund (the 'Fund'), a diversified portfolio that commenced operations on July 13, 1992.

    A) SECURITY VALUATION
       The Company determines the net asset value per share of the Fund as of 4:00 p.m., Eastern time, on each business day by dividing the value of the Fund's net assets by the number of shares outstanding at the time the determination is made. Securities, other than short-term, held by the Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale is reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined by the Company's Board of Directors. Securities with maturity of sixty days or less are valued at amortized cost.

    B) PURCHASES AND REDEMPTIONS OF SHARES
       Purchases and redemptions of the Fund's shares will be effected at the time of determination of the next net asset value following the receipt of any purchase or redemption order.

    C) SECURITY TRANSACTIONS AND INVESTMENT INCOME
       Realized gains and losses on investments sold are recorded on the basis of specific identification. Interest income is accrued as earned and dividend income is recorded on ex-date.

    D) DISTRIBUTIONS TO SHAREHOLDERS
       Distributions from net investment income and net capital gains, if any, are declared and paid at least annually.

    E) ORGANIZATION COSTS
       The costs incurred by the Fund in connection with its organization have been capitalized and are being amortized on a straight-line basis over a five year period beginning on the commencement of the Fund's operations.

    F) OPTION WRITING
       When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are treated by the Fund on the expiration date as realized gains from written option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option may have no control over whether the underlying securities may be sold

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                                                        STONE BRIDGE FUNDS, INC.
                                       7

--------------------------------------------------------------------------------
OAK HALL'r' EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

    G) FEDERAL TAXES
       No provision for Federal income taxes is required because the Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code. The Fund distributes all of its taxable income to its shareholders.

NOTE 2. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to the Fund is Oak Hall'r' Capital Advisors, Inc. (the 'Adviser'). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser has agreed to reimburse the Fund for certain expenses that exceed the limits applicable to the Fund under the laws of any state.

The administrator and distributor of the Fund is Forum Financial Services, Inc. ('Forum'). Pursuant to an Administration and Distribution Agreement, Forum receives a fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund. Forum may delegate to other persons responsibility for certain services under this Agreement. In addition, certain legal expenses of $10,428 were charged to the Fund by Forum.

Forum Financial Corp. ('FFC') serves as the Fund's transfer agent and dividend disbursing agent, and fund accountant. For its services in these capacities, FFC receives $12,000 plus certain shareholder account fees and $36,000 plus certain adjustments based on the type and volume of portfolio transactions, respectively. Forum and FFC are each controlled by their president, John Y. Keffer, Chairman and President of the Company.

During the period ended December 31, 1995, the Fund placed a portion of its brokerage transactions through American Securities Corporation, an affiliate of the Adviser, for which brokerage commissions of $2,125 were paid.

NOTE 3.  DISTRIBUTION PLAN

The Company has adopted a Distribution Plan (the 'Plan') pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to the Fund. Under the Plan, the Fund may reimburse Forum for the distribution expenses incurred by Forum on behalf of the Fund. The Fund may not reimburse Forum for any distribution expenses in any fiscal year of the Fund in excess of 0.20% of the average daily net assets of the Fund.

NOTE 4.  PURCHASES AND SALES OF SECURITIES

Purchases and sales (excluding short-term investments and written options) of securities during the period ended December 31, 1995, amounted to $6,659,835 and $11,844,795, respectively. Unrealized appreciation and depreciation as of

--------------------------------------------------------------------------------
                                                        STONE BRIDGE FUNDS, INC.
                                       8

--------------------------------------------------------------------------------
OAK HALL'r' EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

December 31, 1995, were $1,834,781 and $361,135, respectively. The cost of investments for Federal income tax purposes at December 31, 1995, is the same as for financial reporting purposes.

NOTE 5.  CAPITAL SHARE TRANSACTIONS

The Company has 20 billion shares of $0.001 par value stock authorized of which 2 billion is allocated to the Fund.

NOTE 6.  RESTRICTED SECURITIES

At December 31, 1995 the Fund held investments that were purchased through private offerings and cannot be resold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. The acquisition dates, cost, fair values, and their percentage of total investments, at December 31, 1995, are as follows:

                                                              ACQUISITION                     FAIR      % OF TOTAL
                      INVESTMENTS                                DATE             COST       VALUE      INVESTMENTS
-------------------------------------------------------   -------------------   --------    --------    ----------
Carson Gold Warrants...................................   December 13, 1994     $      0    $    160        0.0%
EPL Technologies.......................................   September 21, 1995     200,000     258,346        1.9
Ongard Systems, Inc....................................   September 29, 1995     250,250     230,366        1.7
                                                                                --------    --------        ---
    Total..............................................                         $450,250    $488,872        3.6%
                                                                                --------    --------        ---
                                                                                --------    --------        ---

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                                                        STONE BRIDGE FUNDS, INC.

--------------------------------------------------------------------------------
OAK HALL'r' EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING

                                                        PERIOD ENDED     YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                        DECEMBER 31,      JUNE 30,      JUNE 30,       JUNE 30,
                                                            1995            1995          1994         1993(C)
                                                        -------------    ----------    ----------    ------------
Beginning Net Asset Value Per Share..................      $ 11.33        $  12.55      $  14.30       $  10.00
                                                        -------------    ----------    ----------    ------------
Net Investment Loss..................................        (0.07)          (0.03)        (0.09)            --
Net Realized and Unrealized Gain/(Loss) on
  Investments........................................         1.25           (0.10)        (0.52)          4.31
Distributions from Net Realized Gains................           --           (1.09)        (1.14)         (0.01)
                                                        -------------    ----------    ----------    ------------
Ending Net Asset Value Per Share.....................      $ 12.51        $  11.33      $  12.55       $  14.30
                                                        -------------    ----------    ----------    ------------
                                                        -------------    ----------    ----------    ------------
Ratios to Average Net Assets:
     Expenses (a)....................................         2.00% (b)       2.00%         2.01%          1.23% (b)
     Net investment loss.............................        (0.99%)(b)       (.23%)        (.96%)         (.07%)(b)
Total Return.........................................        10.41%          (1.07%)       (5.14%)        45.12% (b)
Portfolio Turnover Rate..............................        43.38%         115.05%       168.61%        187.94%
Net Assets at End of Period (000's omitted)..........      $13,751        $ 16,399      $ 35,470       $ 12,581
(a) During the period, various fees and expenses were
    waived and reimbursed, respectively. Had such
    waiver and reimbursement not occurred, the ratio
    of expenses to average net assets would have
    been:                                                     2.25% (b)                     2.17%          5.91% (b)
(b) Annualized.
(c)  For the  period July  13, 1992  (commencement of
    operations) through June 30, 1993.

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SEE NOTES TO FINANCIAL STATEMENTS                       STONE BRIDGE FUNDS, INC.
                                       10

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
                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER

Oak Hall'r' Capital Advisors, Inc.
122 East 42nd Street -- 24th Floor
New York, New York 10168

ADMINISTRATOR

Forum Financial Services, Inc.
2 Portland Square
Portland, ME 04101

DIRECTORS

John Y. Keffer
Joseph J. Nicholson
David B. Pinter
Max J. Schwartz
Seymour G. Siegel

OFFICERS

John Y. Keffer, Chairman and President
Max Berueffy, Vice President and Secretary
Michael D. Martins, Treasurer and Assistant
  Secretary
Lynn A. Young, Assistant Treasurer
David I. Goldstein, Assistant Secretary

This Report is authorized for distribution only to shareholders and to others who have received a copy of the Oak Hall'r' Equity Fund Prospectus.

                            OAK HALL'r' EQUITY FUND

                               SEMI-ANNUAL REPORT
                               December 31, 1995


                          [OAK HALL`r' EQUITY FUND LOGO]




                              STATEMENT OF DIFFERENCES
                              ------------------------

The registered trademark symbol shall be expressed as 'r'
The dagger symbol shall be expressed as `D'


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